HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO

33-19946                                  HV-1524 Group Variable Annuity Contracts [Gardner & White]

Supplement dated July 21, 2010 to your Prospectus

SUB-ADVISER CHANGE

HARTFORD SMALLCAP GROWTH HLS FUND – CLASS IA

Effective immediately, in the section entitled “The Funds”, under the Investment Objective table, the information for the Hartford SmallCap Growth HLS Fund is deleted and replaced with the following:

DC-I:

Sub-Account	Investment Objective Summary	Investment Adviser/Sub- Advisor
Hartford HLS Series Fund II, Inc.
Hartford SmallCap Growth HLS Fund – Class IA	Seeks long-term capital appreciation.	HL Investment Advisors, LLC Sub-advised by Wellington Management Company, LLP

DC-II:

Sub-Account	Investment Objective Summary	Investment Adviser/Sub- Advisor
Hartford HLS Series Fund II, Inc.
Hartford SmallCap Growth HLS Fund – Class IA	Seeks long-term capital appreciation.	HL Investment Advisors, LLC Sub-advised by Wellington Management Company, LLP

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.